Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
PGIM Moderate Retirement Spending Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Moderate Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFMX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Moderate Retirement Spending Fund (the
“Fund”) for the period of April 3, 2024 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Moderate Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,430,094
Holdings Count | Holdings	14
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 5,430,094
Number of fund holdings	14
Portfolio turnover rate for the period	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.7%
Affiliated Mutual Funds - Fixed Income	30.3%
Affiliated Mutual Funds - International Equity	22.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
Unaffiliated Exchange-Traded Fund	6.0%
Affiliated Exchange-Traded Fund	2.0%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

PGIM US Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class Z
Trading Symbol	PJEZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class Z	$56	1.03%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%
Net Assets	$ 115,017,762
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 115,017,762
Number of fund holdings	36
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Sector Classification	% of Net Assets
Specialized REITs	27.0%
Retail REITs	17.4%
Health Care REITs	15.9%
Industrial REITs	15.5%
Residential REITs	11.6%
Diversified REITs	5.3%
Office REITs	5.1%
Hotel & Resort REITs	1.5%
Affiliated Mutual Fund - Short Term Investment (0.3% represents investments purchased with collateral from securities on loan)	0.9%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Short Duration Muni Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class C
Trading Symbol	PDSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class C	$81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Net Assets	$ 201,821,780
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/ 30 /2024?
Fund’s net assets	$ 201,821,780
Number of fund holdings	203
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	11.7
AA	41.0
A	33.0
BBB	10.1
BB	1.7
Not Rated	2.4
Cash/Cash Equivalents	0.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM US Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class C
Trading Symbol	PJECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class C	$111	2.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.04%
Net Assets	$ 115,017,762
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 115,017,762
Number of fund holdings	36
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Sector Classification	% of Net Assets
Specialized REITs	27.0%
Retail REITs	17.4%
Health Care REITs	15.9%
Industrial REITs	15.5%
Residential REITs	11.6%
Diversified REITs	5.3%
Office REITs	5.1%
Hotel & Resort REITs	1.5%
Affiliated Mutual Fund - Short Term Investment (0.3% represents investments purchased with collateral from securities on loan)	0.9%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM US Real Estate Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class R6
Trading Symbol	PJEQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class R6	$53	0.97%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
Net Assets	$ 115,017,762
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 115,017,762
Number of fund holdings	36
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Sector Classification	% of Net Assets
Specialized REITs	27.0%
Retail REITs	17.4%
Health Care REITs	15.9%
Industrial REITs	15.5%
Residential REITs	11.6%
Diversified REITs	5.3%
Office REITs	5.1%
Hotel & Resort REITs	1.5%
Affiliated Mutual Fund - Short Term Investment (0.3% represents investments purchased with collateral from securities on loan)	0.9%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Short Duration Muni Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class R6
Trading Symbol	PDSQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the
US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class R6	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 201,821,780
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 201,821,780
Number of fund holdings	203
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	11.7
AA	41.0
A	33.0
BBB	10.1
BB	1.7
Not Rated	2.4
Cash/Cash Equivalents	0.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short Duration Muni Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class Z
Trading Symbol	PDSZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class Z	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 201,821,780
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 201,821,780
Number of fund holdings	203
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	11.7
AA	41.0
A	33.0
BBB	10.1
BB	1.7
Not Rated	2.4
Cash/Cash Equivalents	0.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Enhanced Retirement Spending Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Enhanced Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFEX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Enhanced Retirement Spending Fund
(the “Fund”) for the period of April 3, 2024 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Enhanced Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,614,765
Holdings Count | Holdings	15
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 5,614,765
Number of fund holdings	15
Portfolio turnover rate for the period	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	19.1%
Unaffiliated Exchange-Traded Fund	4.0%
Affiliated Exchange-Traded Fund	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Conservative Retirement Spending Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Conservative Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Conservative Retirement Spending Fund
(the “Fund”) for the period of April 3, 2024 to September 30, 2024.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Conservative Retirement Spending Fund— Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,349,681
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 5,349,681
Number of fund holdings	11
Portfolio turnover rate for the period	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	43.3%
Affiliated Mutual Funds - Domestic Equity	24.9%
Affiliated Mutual Fund - Short-Term Investment	13.5%
Affiliated Mutual Funds - International Equity	12.7%
Unaffiliated Exchange-Traded Fund	3.5%
Affiliated Exchange-Traded Fund	2.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Short Duration Muni Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class A
Trading Symbol	PDSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class A	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 201,821,780
Holdings Count | Holdings	203
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?
Fund’s net assets	$ 201,821,780
Number of fund holdings	203
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Credit Quality expressed as a percentage of total investments as of 9/30/2024 (%)
AAA	11.7
AA	41.0
A	33.0
BBB	10.1
BB	1.7
Not Rated	2.4
Cash/Cash Equivalents	0.1
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM US Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class A
Trading Symbol	PJEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class A	$70	1.29%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.29%
Net Assets	$ 115,017,762
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2 02 4?
Fund’s net assets	$ 115,017,762
Number of fund holdings	36
Portfolio turnover rate for the period	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/202
4?

Sector Classification	% of Net Assets
Specialized REITs	27.0%
Retail REITs	17.4%
Health Care REITs	15.9%
Industrial REITs	15.5%
Residential REITs	11.6%
Diversified REITs	5.3%
Office REITs	5.1%
Hotel & Resort REITs	1.5%
Affiliated Mutual Fund - Short Term Investment (0.3% represents investments purchased with collateral from securities on loan)	0.9%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%